Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Balanced Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and other fixed ABS. Exposure to high yield was additive as lower quality outperformed investment-grade credit. The combination of duration and yield-curve positioning was a positive contributor to relative performance.
Security selection
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with investment-grade corporates, specifically industrials and financials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, due to an underweight exposure to the sector compared to the benchmark, allocation to the sector detracted from relative performance.
Security selection
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	14.56	9.42	8.51
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	15.04	8.67	8.52
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,539,211,358
Holdings Count | Holding	963
Advisory Fees Paid, Amount	$ 9,998,686
Investment Company, Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,539,211,358
Total number of portfolio holdings	963
Management services fees (represents 0.67% of Fund average net assets)	$ 9,998,686
Portfolio turnover for the reporting period	196%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.3%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	2.5%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	1.8%
Meta Platforms, Inc., Class A	1.8%
iShares Core MSCI EAFE ETF	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	1.6%
Alphabet, Inc., Class A	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.3%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	2.5%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	1.8%
Meta Platforms, Inc., Class A	1.8%
iShares Core MSCI EAFE ETF	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	1.6%
Alphabet, Inc., Class A	1.4%

Columbia Variable Portfolio – Balanced Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and other fixed ABS. Exposure to high yield was additive as lower quality outperformed investment-grade credit. The combination of duration and yield-curve positioning was a positive contributor to relative performance.
Security selection
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with investment-grade corporates, specifically industrials and financials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, due to an underweight exposure to the sector compared to the benchmark, allocation to the sector detracted from relative performance.
Security selection
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	14.30	9.15	8.25
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	15.04	8.67	8.52
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,539,211,358
Holdings Count | Holding	963
Advisory Fees Paid, Amount	$ 9,998,686
Investment Company, Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,539,211,358
Total number of portfolio holdings	963
Management services fees (represents 0.67% of Fund average net assets)	$ 9,998,686
Portfolio turnover for the reporting period	196%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.3%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	2.5%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	1.8%
Meta Platforms, Inc., Class A	1.8%
iShares Core MSCI EAFE ETF	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	1.6%
Alphabet, Inc., Class A	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.3%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	2.5%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	1.8%
Meta Platforms, Inc., Class A	1.8%
iShares Core MSCI EAFE ETF	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	1.6%
Alphabet, Inc., Class A	1.4%

Columbia Variable Portfolio – Balanced Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and other fixed ABS. Exposure to high yield was additive as lower quality outperformed investment-grade credit. The combination of duration and yield-curve positioning was a positive contributor to relative performance.
Security selection
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with investment-grade corporates, specifically industrials and financials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, due to an underweight exposure to the sector compared to the benchmark, allocation to the sector detracted from relative performance.
Security selection
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	14.43	9.28	8.36
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	15.04	8.67	8.52
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,539,211,358
Holdings Count | Holding	963
Advisory Fees Paid, Amount	$ 9,998,686
Investment Company, Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,539,211,358
Total number of portfolio holdings	963
Management services fees (represents 0.67% of Fund average net assets)	$ 9,998,686
Portfolio turnover for the reporting period	196%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.3%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	2.5%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	1.8%
Meta Platforms, Inc., Class A	1.8%
iShares Core MSCI EAFE ETF	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	1.6%
Alphabet, Inc., Class A	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.3%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	2.5%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	1.8%
Meta Platforms, Inc., Class A	1.8%
iShares Core MSCI EAFE ETF	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	1.6%
Alphabet, Inc., Class A	1.4%